SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Furniture, fixture and electronic equipment	3-10 years

Schedule of estimated useful lives of intangible assets
Useful life
Proprietary technology	5 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2024	2023	2022
Automobile	$6,544,819	$23,332,223	$20,758,645
Revenue	$6,544,819	$23,332,223	$20,758,645

Schedule of foreign currency translation
	March 31, 2024	March 31, 2023	March 31, 2022
Period-end spot rate	US$1=RMB 7.0950	US$1=RMB 6.8717	US$1=RMB 6.3482
Average rate	US$1=RMB 7.1157	US$1=RMB 6.8855	US$1=RMB 6.4083